Cover Page	Sep. 18, 2019
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	EXTENDED STAY AMERICA, INC
Document Period End Date	Sep. 18, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36190
Entity Tax Identification Number	46-3140312
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	STAY
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001581164
ESH Hospitality, Inc.
Document Information [Line Items]
Entity Registrant Name	ESH HOSPITALITY, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36191
Entity Tax Identification Number	27-3559821
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600